SUPPLEMENTARY CASH FLOW INFORMATION (Details 2) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Shares acquired under terms of option agreements	$ 0	$ 41
Transfer of share-based payments reserve upon exercise of RSUs	1,018	1,019
Transfer of share-based payments reserve upon exercise of Options	572	0
Equipment acquired under finance leases and equipment loans	887	2,888
Non-cash investing and financing activities	$ 2,477	$ 3,948